Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated June 8, 2021 to
PROSPECTUS DATED March 1, 2021
I.  LIQUIDATION OF THE U.S. DYNAMIC EQUITY FUND: Effective April 27, 2021, the U.S. Dynamic Equity Fund was liquidated.
II.  LIQUIDATION OF THE COMMODITY STRATEGIES FUND: Effective April 27, 2021, the Commodity Strategies Fund was liquidated.
III.  U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

•	Ancora Advisors, LLC
•	BAMCO, Inc.
•	Boston Partners Global Investors, Inc.
•	Calamos Advisors LLC
•	Copeland Capital Management, LLC
•	DePrince, Race & Zollo, Inc.
•	Jacobs Levy Equity Management, Inc.
•	Penn Capital Management, LLC
•	Ranger Investment Management, L.P.

IV.  EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

•	AllianceBernstein L.P.
•	Axiom Investors LLC (formerly, Axiom International Investors LLC
•	Consilium Investment Management, LLC
•	Neuberger Berman Investment Advisors LLC
•	Numeric Investors LLC
•	Oaktree Fund Advisors, LLC

V.  TAX‑MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Tax‑Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

•	Ancora Advisors, LLC
•	Cardinal Capital Management LLC
•	Copeland Capital Management LLC
•	Easterly Investment Partners LLC*
•	Polen Capital Management, LLC
•	Snow Capital Management, L.P.*
•	Summit Creek Advisors, LLC

*	Effective on or about July 1, 2021, Easterly Investment Partners LLC will replace Snow Capital Management, L.P. as a money manager for the Fund.
VI.  UNCONSTRAINED TOTAL RETURN FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Unconstrained Total Return Fund in the Prospectus listed above:

•	Ardea Investment Management Pty Ltd
•	First Eagle Alternative Credit, LLC*
•	Hermes Investment Management Limited
•	Putnam Investment Management, LLC*

*
At the May 25, 2021 Board meeting, RIM recommended and the Board approved the termination of First Eagle Alternative Credit, LLC (“First Eagle”) and Putnam Investment Management, LLC (“Putnam”). However, due to the nature of First Eagle’s and Putnam’s portfolio, there will be an extended transition of Fund assets to the Fund’s new target allocations and First Eagle and Putnam will remain money managers for the Fund for approximately two to four months before their contracts are formally terminated.

VII.  SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

•	Scout Investments, Inc.
•	Western Asset Management Company and Western Asset Management Company Limited

VIII.  TAX‑EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax‑Exempt High Yield Bond Fund in the Prospectus listed above:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	M	P	S	T
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	0.25%
Other Expenses (including shareholder services fees of 0.25% for Class C Shares)	0.31%	0.56%	0.31%	0.31%	0.16%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	0.81%	0.66%	0.81%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.17)%	(0.17)%	(0.17)%	(0.27)%	(0.19)%	(0.20)%	(0.17)%
Net Annual Fund Operating Expenses	0.89%	1.64%	1.64%	0.54%	0.47%	0.61%	0.89%

#
Until February 28, 2022, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2022, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P Shares. These waivers may not be terminated during the relevant period except with Board approval.
Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.03% of its transfer agency fees for Class S Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
“Other Expenses” for Class C1, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	M	P	S	T
1 Year	$462	$167	$267	$55	$48	$62	$339
3 Years	$683	$553	$553	$232	$192	$239	$562
5 Years	$922	$964	$964	$423	$349	$430	$804
10 Years	$1,606	$2,113	$2,113	$977	$804	$983	$1,497
IX.  MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:

•	Berenberg Asset Management, LLC
•	Boston Partners Global Investors, Inc.
•	Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited
•	GLG LLC
•	Kopernik Global Investors, LLC
•	Oaktree Fund Advisors, LLC
•	Putnam Investment Management, LLC
•	Sompo Asset Management Co., Ltd.

(ii)	The following changes are made in the sub‑section entitled “Management” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:
The following information is deleted:
Brian Meath, Managing Director, Head of Portfolio Management, and Rob Balkema, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Meath and Mr. Balkema have managed the Fund since May 2015.
The following information is added:
Brian Meath, Managing Director, Head of Portfolio Management, Rob Balkema, a Senior Portfolio Manager, and Venkat Kopanathi, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Meath and Mr. Balkema have managed the Fund since May 2015 and Mr. Kopanathi has managed the Fund since June 2021.
X.    MULTI-ASSET GROWTH STRATEGY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub‑section entitled “Management” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:

•	Atlantic Investment Management, Inc.
•	Berenberg Asset Management, LLC
•	Boston Partners Global Investors, Inc.
•	Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen & Steers Asia Limited
•	Easterly Investment Partners LLC (formerly, Levin Easterly Partners LLC)
•	First Sentier Investors (Australia) IM Limited
•	GLG LLC
•	Hermes Investment Management Limited
•	Kopernik Global Investors, LLC
•	Man Investments Australia Limited
•	Oaktree Fund Advisors, LLC
•	Putnam Investment Management, LLC
•	RiverPark Advisors, LLC
•	Sompo Asset Management Co., Ltd.

(ii)	The following changes are made in the sub‑section entitled “Management” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:
The following information is deleted:
Rob Balkema, Senior Portfolio Manager, and Brian Meath, Managing Director, Head of Portfolio Management, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since March 2017.
The following information is added:
Rob Balkema, a Senior Portfolio Manager, Brian Meath, Managing Director, Head of Portfolio Management, and Venkat Kopanathi, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since March 2017 and Mr. Kopanathi has managed the Fund since June 2021.
XI.    MANAGEMENT OF THE FUNDS:

(i)	The following replaces the third to the last sentence of the first paragraph in the section entitled “Management of the Funds” in the Prospectus listed above:
Members of Russell Investments’ current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority positions in Russell Investments Group, Ltd.

(ii)
The following changes are made to the list of employees who have primary responsibility for the management of the RIC Funds in the section entitled “Management of Funds” in the Prospectus listed above:

The following information is deleted:
Rob Balkema, Senior Portfolio Manager since May 2016. From 2012 to May 2016, Mr. Balkema was a Portfolio Manager. Mr. Balkema shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Meath.
Brian Meath, Managing Director, Head of Portfolio Management since March 2019. Mr. Meath was Chief Investment Officer of Multi-Asset Solutions from May 2016 to March 2019. Mr. Meath was a Senior Portfolio Manager from 2013 to April 2016. Mr. Meath shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Balkema.
The following information is added:
Rob Balkema, Senior Portfolio Manager since May 2016. From 2012 to May 2016, Mr. Balkema was a Portfolio Manager. Mr. Balkema shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Kopanathi and Mr. Meath.
Venkat Kopanathi, Portfolio Manager – Multi-Asset Solutions since March 2016. Mr. Kopanathi shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Balkema and Mr. Meath.
Brian Meath, Managing Director, Head of Portfolio Management since March 2019. Mr. Meath was Chief Investment Officer of Multi-Asset Solutions from May 2016 to March 2019. Mr. Meath was a Senior Portfolio Manager from 2013 to April 2016. Mr. Meath shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Balkema and Mr. Kopanathi.

XII.  THE MONEY MANAGERS: The following replaces the last paragraph in the section entitled “The Money Managers” in the Prospectus listed above:
In accordance with a separate exemptive order that the Funds have obtained from the SEC, the Funds’ Board may approve a new money manager contract or a material amendment to an existing money manager contract at a meeting that is not in person, provided that the Funds’ Board are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.
XIII.  SHORT DURATION BOND FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the second sentence of the second paragraph in the sub‑section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Short Duration Bond Fund in the Prospectus listed above:
The duration of the Fund’s portfolio will typically be within one year of the duration of the ICE BofA 1‑3 Yr US Treasuries Index, which was 1.82 years as of December 31, 2020, but may vary up to two years from the Index’s duration.
XIV.  MONEY MANAGER CHANGES: The following replaces the information in the “Money Manager Information” section for the U.S. Small Cap Equity, Emerging Markets, Tax‑Managed U.S. Mid & Small Cap, Unconstrained Total Return, Short Duration Bond, Multi-Strategy Income and Multi-Asset Growth Strategy Funds in the Prospectus listed above:
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, 6060 Parkland Boulevard, Suite 200, Mayfield Heights, OH 44124.
BAMCO, Inc., 767 Fifth Avenue, 49th Floor, New York, NY 10153.
Boston Partners Global Investors, Inc., One Grand Central Place, 60 East 42nd St., Suite 1550, New York, NY 10165.
Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL 60563-2787.
Copeland Capital Management, LLC, Eight Tower Bridge, 161 Washington St., Suite 1325, Conshohocken, PA 19428.
DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, 2nd Floor West, Florham Park, NJ 07932‑0650.
Penn Capital Management, LLC, 1200 Intrepid Avenue, Suite 400, Philadelphia, PA 19112.
Ranger Investment Management, L.P., 2828 N. Harwood Street, Suite 1900, Dallas, TX 75201.
Emerging Markets Fund
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.
Axiom Investors LLC (formerly, Axiom International Investors LLC), 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.
Consilium Investment Management, LLC, 2400 E Commercial Blvd., Suite 900, Fort Lauderdale, FL 33308.
Neuberger Berman Investment Advisors LLC, 1290 Avenue of the Americas, New York, NY 10104.
Numeric Investors LLC, 200 Pier 4 Boulevard, 5th Floor, Boston, MA 02210.
Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

Tax‑Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, 6060 Parkland Boulevard, Suite 200, Mayfield Heights, OH 44124.
Cardinal Capital Management L.L.C., Four Greenwich Office Park, Greenwich, CT 06831.
Copeland Capital Management, LLC, Eight Tower Bridge, 161 Washington St. Suite 1325, Conshohocken, PA 19428.
Easterly Investment Partners LLC, 138 Conant Street, Beverly, MA 01915.*
Polen Capital Management, LLC, 1825 NW Corporate Blvd., Suite 300 Boca Raton, FL 33431.
Snow Capital Management, L.P., 1605 Carmody Court, Suite 300, Blaymore IV, Sewickley, PA 15143.*
Summit Creek Advisors, LLC, 120 South Sixth Street, Suite 2200, Minneapolis, MN 55402.

*	Effective on or about July 1, 2021, Easterly Investment Partners LLC will replace Snow Capital Management, L.P. as a money manager for the Fund.
Unconstrained Total Return Fund
Ardea Investment Management Pty Ltd, Level 2, 5 Martin Place, Sydney, NSW 2000, Australia.
First Eagle Alternative Credit, LLC, 500 Boylston St, # 1250, Boston, MA 02116.*
Hermes Investment Management Limited, 150 Cheapside, London, EC2V 6ET, United Kingdom.
Putnam Investment Management, LLC, 100 Federal Street, Boston, MA 02110.*

*
At the May 25, 2021 Board meeting, RIM recommended and the Board approved the termination of First Eagle Alternative Credit, LLC (“First Eagle”) and Putnam Investment Management, LLC (“Putnam”). However, due to the nature of First Eagle’s and Putnam’s portfolio, there will be an extended transition of Fund assets to the Fund’s new target allocations and First Eagle and Putnam will remain money managers for the Fund for approximately two to four months before their contracts are formally terminated.

Short Duration Bond Fund
Scout Investments, Inc., 1201 Walnut St., 21st Floor, Kansas City, MO, 64106.
Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101, and Western Asset Management Company Limited, 10 Exchange Square, Primrose Street, London, EC2A 2EN, United Kingdom.
Multi-Strategy Income Fund
Berenberg Asset Management, LLC, 1251 6th Ave 53rd Floor, New York, NY 10020.
Boston Partners Global Investors, Inc., One Grand Central Place, 60 East 42nd St., Suite 1550, New York, NY 10165.
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201‑02 Champion Tower, 3 Garden Road, Central Hong Kong.
GLG LLC, 452 Fifth Avenue, 27th Floor, New York, NY 10018.
Kopernik Global Investors, LLC, Two Harbour Place 302, Knights Run Avenue, Suite 1225, Tampa, FL 33602.

Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.
Putnam Investment Management, LLC, 100 Federal Street, Boston, MA 02110.
Sompo Asset Management Co., Ltd., Kyoritsu Nihonbashi Bldg., 2‑2‑16 Nihonbashi, Chuo‑Ku, Toyko 1030027 Japan.
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., 666 Fifth Avenue, 34th Floor, New York, NY 10103.
Berenberg Asset Management, LLC, 1251 6th Ave 53rd Floor, New York, NY 10020.
Boston Partners Global Investors, Inc., One Grand Central Place, 60 East 42nd St., Suite 1550, New York, NY 10165.
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201‑02 Champion Tower, 3 Garden Road, Central Hong Kong.
Easterly Investment Partners LLC, 138 Conant Street, Beverly, MA 01915.
First Sentier Investors (Australia) IM Limited, Level 5, Tower 3, International Towers, 300 Barangaroo Ave., Barangaroo NSW Australia, 2000.
GLG LLC, 452 Fifth Avenue, 27th Floor, New York, NY 10018.
Hermes Investment Management Limited, 150 Cheapside, London, EC2V 6ET, United Kingdom.
Kopernik Global Investors, LLC, Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, FL 33602.
Man Investments Australia Limited, Level 27, Chifley Square Sydney NSW 2000 Australia.
Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.
Putnam Investment Management, LLC, 100 Federal Street, Boston, MA 02110.
RiverPark Advisors, LLC, 156 West 56th Street, 17th Floor, New York, NY 10019.
Sompo Asset Management Co., Ltd., Kyoritsu Nihonbashi Bldg., 2‑2‑16 Nihonbashi, Chuo‑Ku, Toyko 1030027 Japan.

36‑08‑676

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated June 8, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:
(i) RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:
Conservative Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.
(ii) INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: The following table replaces the current table in the “Principal Investment Strategies” sub‑section of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:
The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
II.  CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following changes are made in the sub‑section entitled “Management” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
The following information is deleted:
Brian Meath, Managing Director, Head of Portfolio Management, has primary responsibility for the management of the Fund. Mr. Meath has managed the Fund since January 2014.

(continued on reverse side)

The following information is added:
Brian Meath, Managing Director, Head of Portfolio Management, and Venkat Kopanathi, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Meath has managed the Fund since January 2014 and Mr. Kopanathi has managed the Fund since June 2021.
III.  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS:
(i) The following replaces the third to the last sentence of the first paragraph in the section entitled “Management of the Funds and Underlying Funds” in the Prospectus listed above:
Members of Russell Investments’ current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority positions in Russell Investments Group, Ltd.
(ii) The following changes are made to the list of employees who have primary responsibility for the management of the Funds in the section entitled “Management of the Funds and Underlying Funds” in the Prospectus listed above:
The following information is deleted:
Brian Meath, Managing Director, Head of Portfolio Management since March 2019. From May 2016 to March 2019, Mr. Meath was Chief Investment Officer of Multi-Asset Solutions. Mr. Meath was a Senior Portfolio Manager from November 2013 to April 2016. Mr. Meath has primary responsibility for the management of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds.
The following information is added:
Venkat Kopanathi, Portfolio Manager – Multi-Asset Solutions since March 2016. Mr. Kopanathi shares primary responsibility for the management of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Meath.
Brian Meath, Managing Director, Head of Portfolio Management since March 2019. From May 2016 to March 2019, Mr. Meath was Chief Investment Officer of Multi-Asset Solutions. Mr. Meath was a Senior Portfolio Manager from November 2013 to May 2016. Mr. Meath shares primary responsibility for the management of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Kopanathi.
IV.  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS: The following replaces the last paragraph in the section entitled “The Money Managers For The Underlying Funds” in the Prospectus listed above:
In accordance with a separate exemptive order that the Underlying Funds have obtained from the SEC, the Underlying Funds’ Board may approve a new money manager contract or a material amendment to an existing money manager contract at a meeting that is not in person, provided that the Underlying Funds’ Board are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

36‑08‑677

Multifactor Funds: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated June 8, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  MANAGEMENT OF THE FUNDS: The following replaces the third to the last sentence of the first paragraph in the section entitled “Management of the Funds” in the Prospectus listed above:
Members of Russell Investments’ current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority positions in Russell Investments Group, Ltd.

36‑08‑678